SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 42.6%
Fannie Mae — 30.0%
$3,000,000	(TBA), 2.00%, 9/25/51	$2,426,139
50,000	Pool #AN0360, 3.95%, 12/1/45	42,736
85,383	Pool #AN7868, 3.06%, 12/1/27	84,134
8,994	Pool #BJ0657, 4.00%, 2/1/48	8,662
19,144	Pool #BJ2670, 4.00%, 4/1/48	18,437
41,588	Pool #BJ3178, 4.00%, 11/1/47	40,322
34,808	Pool #BJ5158, 4.00%, 4/1/48	33,523
39,904	Pool #BJ9439, 4.00%, 2/1/48	38,572
39,340	Pool #BJ9477, 4.00%, 4/1/48	38,027
44,817	Pool #BK7924, 4.00%, 11/1/48	43,322
3,004,304	Pool #BL4589, 2.45%, 10/1/29	2,851,717
20,334	Pool #BO1263, 3.50%, 6/1/49	19,088
385,827	Pool #BP3417, 2.50%, 5/1/51	329,116
107,505	Pool #BP8741, 2.50%, 6/1/50	92,070
188,307	Pool #BQ7523, 2.00%, 11/1/50	153,920
272,209	Pool #BQ7524, 2.50%, 10/1/50	234,503
1,305,789	Pool #BR2051, 2.50%, 6/1/51	1,113,857
300,000	Pool #BS0915, 1.62%, 3/1/31	261,498
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,322,682
6,666,930	Pool #BT1616, 2.00%, 4/1/51	5,451,186
1,396,731	Pool #BT8237, 4.00%, 6/1/52	1,332,262
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,553,933
3,003,357	Pool #BZ0636, 5.22%, 6/1/31	3,134,639
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,277,694
2,470,000	Pool #BZ2120, 4.36%, 10/1/29	2,497,317
1,875,000	Pool #BZ2581, 4.81%, 12/1/29	1,920,847
1,610,000	Pool #BZ2936, 4.58%, 1/1/30	1,638,257
2,800,000	Pool #BZ3608, 4.66%, 4/1/30	2,855,978
1,322,000	Pool #BZ3654, 5.29%, 5/1/30	1,369,633
2,000,000	Pool #BZ3698, 4.66%, 2/1/30	2,031,028
1,534,000	Pool #BZ3699, 4.66%, 2/1/30	1,557,799
2,325,000	Pool #BZ6023, 4.12%, 12/1/30	2,320,270
29,637	Pool #CA1066, 4.00%, 1/1/48	28,626
13,860	Pool #CA1068, 3.50%, 1/1/48	13,011
16,062	Pool #CA2595, 4.50%, 11/1/48	15,943
59,892	Pool #CA2912, 4.00%, 12/1/48	57,963
42,228	Pool #CA3132, 4.00%, 2/1/49	40,755
42,096	Pool #CA3174, 4.00%, 2/1/49	40,692
250,691	Pool #CA3451, 3.50%, 5/1/49	234,202
181,438	Pool #CA3456, 3.50%, 5/1/49	169,903
301,926	Pool #CA9048, 2.00%, 2/1/51	246,475
907,577	Pool #CB0480, 2.50%, 5/1/51	774,176
347,138	Pool #CB0576, 2.50%, 5/1/51	298,056
1,340,605	Pool #CB2761, 3.00%, 2/1/52	1,192,891
2,074,843	Pool #CB3227, 3.50%, 3/1/52	1,923,003

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$2,415,047	Pool #CB3764, 4.00%, 6/1/52	$2,303,576
1,764,363	Pool #CB3797, 4.00%, 6/1/52	1,682,926
1,935,441	Pool #CB4272, 4.50%, 7/1/52	1,899,262
1,728,288	Pool #CB4314, 4.50%, 8/1/52	1,695,982
1,702,383	Pool #CB4463, 4.50%, 8/1/52	1,670,297
1,682,690	Pool #CB4767, 5.00%, 9/1/52	1,695,701
2,122,130	Pool #CB4967, 5.50%, 10/1/52	2,175,074
1,215,526	Pool #CB5166, 6.00%, 11/1/52	1,255,631
410,685	Pool #CB5202, 6.50%, 11/1/52	428,873
867,717	Pool #CB5220, 6.50%, 12/1/52	905,687
1,204,338	Pool #CB6607, 5.50%, 7/1/53	1,228,309
1,844,542	Pool #CB6783, 5.00%, 7/1/53	1,854,319
1,968,383	Pool #CB6784, 5.50%, 7/1/53	2,018,898
1,941,464	Pool #CB6826, 5.50%, 7/1/53	1,987,875
1,821,647	Pool #CB7160, 6.50%, 9/1/53	1,903,968
2,044,907	Pool #CB9076, 5.50%, 8/1/54	2,088,244
4,752,556	Pool #CC0947, 6.50%, 8/1/55	4,979,387
		79,902,873
Freddie Mac — 10.2%
36,743	Pool #Q59453, 4.00%, 11/1/48	35,429
164,514	Pool #QB5731, 2.00%, 11/1/50	134,472
183,369	Pool #QB5732, 2.50%, 11/1/50	156,815
677,799	Pool #QC3844, 2.00%, 6/1/51	552,677
239,256	Pool #QC3845, 2.50%, 6/1/51	204,014
910,661	Pool #QC7895, 2.00%, 9/1/51	741,916
652,946	Pool #QE4428, 4.00%, 6/1/52	622,809
1,774,204	Pool #QE6510, 4.50%, 7/1/52	1,741,314
1,809,235	Pool #QG5944, 5.00%, 6/1/53	1,825,105
48,446	Pool #RA1713, 3.00%, 11/1/49	43,469
75,720	Pool #RA1714, 3.00%, 11/1/49	67,941
125,040	Pool #RA2256, 3.00%, 3/1/50	112,041
165,442	Pool #RA2340, 3.00%, 3/1/50	148,191
145,568	Pool #RA2395, 2.50%, 4/1/50	124,804
373,107	Pool #RA2575, 2.50%, 5/1/50	319,771
130,490	Pool #RA2727, 2.00%, 5/1/50	106,889
129,913	Pool #RA2728, 2.50%, 5/1/50	111,302
327,189	Pool #RA2740, 2.50%, 6/1/50	282,374
236,727	Pool #RA3680, 2.50%, 9/1/50	202,593
286,215	Pool #RA4503, 2.00%, 2/1/51	233,649
282,974	Pool #RA4927, 2.00%, 3/1/51	231,132
405,337	Pool #RA5020, 2.00%, 4/1/51	330,936
1,078,226	Pool #RA5195, 2.50%, 5/1/51	912,416
755,693	Pool #RA5197, 2.50%, 5/1/51	644,852
436,572	Pool #RA5237, 2.50%, 5/1/51	372,538
1,317,373	Pool #RA5571, 2.50%, 7/1/51	1,122,921
192,030	Pool #RA5621, 2.50%, 8/1/51	163,685
665,253	Pool #RA5701, 2.00%, 8/1/51	541,982

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$163,347	Pool #RA5874, 2.50%, 9/1/51	$139,135
2,205,430	Pool #RA6108, 3.50%, 3/1/52	2,044,204
1,726,418	Pool #RA6760, 3.00%, 2/1/52	1,536,193
1,815,194	Pool #RA7454, 4.00%, 6/1/52	1,731,129
1,609,443	Pool #RA7714, 4.50%, 7/1/52	1,579,607
1,883,024	Pool #RJ5020, 6.00%, 10/1/55	1,948,972
2,451,178	Pool #RJ5045, 6.00%, 10/1/55	2,540,662
42,975	Pool #V84506, 4.00%, 7/1/48	41,438
39,169	Pool #V84836, 4.00%, 11/1/48	37,815
58,026	Pool #V85365, 3.50%, 4/1/49	54,542
168,586	Pool #V85381, 3.50%, 4/1/49	158,177
1,961,543	Pool #WA4461, 4.72%, 1/1/30	2,004,332
28,536	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	28,179
40,825	Series 2018-SB48, Class A10F, 3.36%, 2/25/28(a)	40,424
118,329	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	116,779
861,722	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	854,625
35,534	Series KF57, Class A, (SOFR30A + 0.654%), 4.66%, 12/25/28(b)	35,536
287,886	Series Q014, Class A1, 1.56%, 1/25/36	241,692
		27,221,478
Ginnie Mae — 0.1%
30,080	Pool #AC3667, 1.66%, 8/15/26	29,230
20,406	Pool #BB3740, 4.00%, 11/15/47	19,647
53,725	Pool #BE3008, 4.00%, 4/20/48	51,678
27,636	Series 2018-2, Class AD, 2.40%, 3/16/59	24,460
17,089	Series 2018-26, Class AD, 2.50%, 3/16/52	16,206
		141,221
Small Business Administration — 2.1%
254,342	Pool #130612, 10.63%, 5/25/34	291,842
624,877	Pool #130613, 10.88%, 10/25/34(c)	732,454
154,764	Pool #130614, 10.61%, 3/25/35	175,823
134,363	Pool #530566, (Prime Index + 1.625%), 8.88%, 5/25/34(b)	145,399
465,294	Pool #530677, (Prime Index + 3.605%), 10.86%, 10/25/34(b)	530,957
242,448	Pool #530704, (Prime Index + 0.855%), 8.11%, 12/25/34(b)	261,302
412,296	Pool #530708, (Prime Index + 1.605%), 8.86%, 12/25/34(b)	452,149
440,928	Pool #530710, (Prime Index + 1.855%), 9.11%, 12/25/34(b)	486,169
243,674	Pool #530756, (Prime Index + 3.355%), 10.61%, 3/25/35(b)	280,468
783,819	Pool #530757, (Prime Index + 1.855%), 9.11%, 2/25/35(b)	865,319
671,983	Pool #530759, (Prime Index + 1.605%), 8.86%, 2/25/35(b)	737,782
456,543	Pool #530790, (Prime Index + 1.605%), 8.86%, 4/25/35(b)	501,749
179,565	Pool #530791, (Prime Index + 1.855%), 9.11%, 4/25/35(b)	199,334
		5,660,747

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
U.S. International Development Finance Corp. — 0.2%
$500,000	Series AA-1, 0.00%, 1/17/26(d)	$575,109

Total U.S. Government Agency Backed Mortgages		113,501,428
(Cost $117,054,142)
Corporate Bonds — 31.5%
Communications — 2.1%
3,085,000	AT&T, Inc., 5.55%, 11/1/45	2,971,588
2,700,000	Verizon Communications, Inc., 4.75%, 1/15/33	2,697,969
		5,669,557
Consumer, Non-cyclical — 19.7%
1,694,000	180 Medical, Inc., 5.30%, 10/8/35(e)	1,688,657
2,200,000	AbbVie, Inc., 4.80%, 3/15/29	2,254,630
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,625,496
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	445,597
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,741,817
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,854,596
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	943,008
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	56,250
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,195,297
1,700,000	Eli Lilly & Co., 4.75%, 2/12/30	1,747,648
1,370,000	GE HealthCare Technologies, Inc., 4.95%, 12/15/35	1,368,854
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	2,011,839
2,300,000	HCA, Inc., 5.00%, 3/1/28	2,343,039
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,915,594
2,030,000	HCA, Inc., 5.70%, 11/15/55	1,938,219
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,372,270
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	350,469
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,578,203
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	892,673
250,000	Medtronic, Inc., 4.38%, 3/15/35	245,554
2,600,000	Merck & Co., Inc., 4.75%, 12/4/35	2,594,578
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,465,178
1,825,000	Roche Holdings, Inc., 4.67%, 12/2/35(e)	1,816,881
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,992,983
2,605,000	Sanofi SA, 4.20%, 11/3/32	2,600,722
511,000	Solventum Corp., 5.45%, 2/25/27	518,336
2,285,000	Thermo Fisher Scientific, Inc., 4.89%, 10/7/37	2,272,011
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,566,080
		52,396,479
Financial — 4.0%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	335,138
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	247,464

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	$233,080
1,400,000	HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31	1,438,182
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,908,085
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	588,608
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,257,570
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,080,312
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,505,157
		10,593,596
Industrial — 1.7%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,483,408
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	984,194
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	956,087
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	63,878
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	43,365
		4,530,932
Utilities — 4.0%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,154,214
2,720,000	American Water Capital Corp., 5.25%, 3/1/35	2,804,513
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,332,363
3,400,000	New York State Electric & Gas Corp., 5.05%, 8/15/35(e)	3,426,760
		10,717,850

Total Corporate Bonds		83,908,414
(Cost $84,120,576)
Municipal Bonds — 14.7%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	618,105

Arizona — 0.4%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	724,069
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	228,650
		952,719
California — 5.0%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	238,552
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	750,389
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	840,416
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	380,355

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$100,000	City & County of San Francisco GO, 1.95%, 6/15/27	$97,335
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	97,943
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	350,000
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	675,631
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	260,680
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	202,557
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,496,196
150,000	Kern Community College District GO, 2.54%, 11/1/26	148,587
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	230,805
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	269,677
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	456,995
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	450,962
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	639,652
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	229,606
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	885,004
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	655,348
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	121,044
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	102,527
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	353,372
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	915,489
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	786,839
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	579,373
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	97,483
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	311,349
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	308,705
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	307,034
		13,239,905

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Colorado — 0.8%
$1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	$1,988,380
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	259,154
		2,247,534
Connecticut — 1.2%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	308,231
2,775,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	2,794,291
		3,102,522
District of Columbia — 0.5%
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	189,993
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	188,126
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	191,141
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	127,619
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	129,873
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	530,426
		1,357,178
Florida — 0.7%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,878,990

Georgia — 0.1%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	276,011

Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	657,521
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	244,058
		901,579
Idaho — 0.1%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	351,960

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	213,491

Massachusetts — 0.8%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	576,111

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	$923,091
775,000	Massachusetts Clean Energy Cooperative Corp. 2.02%, 7/1/28	741,270
		2,240,472
Michigan — 0.1%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	94,122
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	204,145
		298,267
Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	241,504

New York — 0.4%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	514,650
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	420,750
		935,400
Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	130,390

Oklahoma — 0.5%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	694,314
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	713,956
		1,408,270
Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	331,796
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	286,559
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	333,561
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	698,706
		1,650,622
Pennsylvania — 0.4%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	183,963
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	774,147
		958,110
Rhode Island — 1.0%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,193,848

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	$355,631
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	146,031
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	938,886
		2,634,396
Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	155,062

Texas — 1.0%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	246,562
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	290,195
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	642,838
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	705,026
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	270,248
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	216,523
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	122,598
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	277,684
		2,771,674
Utah — 0.2%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	492,796

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	97,631

Total Municipal Bonds		39,154,588
(Cost $42,214,666)
Asset Backed Securities — 6.7%
1,545,000	Dext ABS LLC, Series 2025-2, Class C, 4.89%, 4/15/36(e)	1,544,000
3,012,776	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	2,980,504
1,022,157	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(e)	1,031,138
832,224	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	731,706
1,230,426	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	941,315
763,727	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	624,352
190,932	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	113,862
1,789,705	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,166,115

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$2,161,485	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	$1,732,169
3,510,557	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,219,552
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	323,575
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	823,528
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(e)	1,776,586
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(e)	1,287,522
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(e)	469,971

Total Asset Backed Securities		17,765,895
(Cost $22,604,171)
U.S. Government Agency Obligations — 2.5%
Small Business Administration — 1.1%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(c)	1,396
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(c)	1,074
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	465
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	769
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	704
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	804
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	804
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	579
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(c)	2,696
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(c)	3,427
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	761
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	434
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(c)	3,190
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	1,849
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	3,660
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	3,660
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	2,614
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(c)	2,357
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(b),(c)	14,279
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	5,236
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	1,095
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(c)	10,296
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	6,771
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	5,269
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	2,722
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(c)	29,760
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(c)	13,834
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	7,022
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	5,645

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	$4,822
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	7,055
5,455	(Prime Index - 2.500%), 4.75%, 2/25/28(b)	5,450
65,005	(Prime Index - 2.500%), 4.75%, 4/25/44(b)	64,931
25,802	(Prime Index - 0.675%), 6.58%, 9/25/43(b)	26,804
62,351	(Prime Index - 0.675%), 6.58%, 11/25/45(b)	64,728
29,637	7.08%, 7/25/30	29,682
97,625	(Prime Index + 0.120%), 7.37%, 1/25/46(b)	103,849
150,913	(Prime Index + 0.325%), 7.58%, 6/25/31(b)	156,742
148,874	(Prime Index + 0.325%), 7.58%, 7/25/31(b)	154,148
159,094	(Prime Index + 0.325%), 7.58%, 2/25/32(b)	165,129
46,854	(Prime Index + 0.325%), 7.58%, 9/25/44(b)	49,722
581,476	(Prime Index + 0.325%), 7.58%, 8/25/46(b)	622,915
389,086	(Prime Index + 0.375%), 7.63%, 10/25/31(b)	405,126
313,709	(Prime Index + 0.375%), 7.63%, 8/25/46(b)	334,768
73,775	(Prime Index + 0.575%), 7.83%, 4/25/31(b)	76,718
17,748	(Prime Index + 0.579%), 7.83%, 3/25/43(b)	18,815
7,291	(Prime Index + 0.700%), 7.95%, 2/25/28(b)	7,415
296,655	(Prime Index + 0.825%), 8.08%, 9/25/31(b)	310,626
175,259	(Prime Index + 0.875%), 8.13%, 1/25/32(b)	183,325
9,889	(Prime Index + 0.990%), 8.24%, 11/25/28(b)	10,143
24,939	(Prime Index + 1.235%), 8.49%, 6/25/29(b)	25,931
30,284	(Prime Index + 1.575%), 8.83%, 7/25/30(b)	31,669
12,845	9.08%, 9/25/29	13,147
32,240	(Prime Index + 2.325%), 9.58%, 10/25/30(b)	34,100
50,528	(Prime Index + 2.325%), 9.58%, 1/25/31(b)	53,709
		3,094,641
U.S. International Development Finance Corp. — 1.4%
1,000,000	1.44%, 4/15/28	963,312
500,000	1.65%, 4/15/28	483,099
2,014,570	(US Treasury Bill Yield 3-Month + 0.000%), 3.54%, 7/7/40(b)	2,014,570
		3,460,981

Total U.S. Government Agency Obligations		6,555,622
(Cost $7,194,753)
Collateralized Mortgage Obligations — 1.6%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 5.84%, 1/17/39(b),(e)	2,794,246
1,550,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.39%, 2/15/42(b),(e)	1,531,781

Total Collateralized Mortgage Obligations		4,326,027
(Cost $4,335,768)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Investment Company — 0.2%
560,511	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$560,511

Total Investment Company		560,511
(Cost $560,511)

Total Investments		$265,772,485
(Cost $278,084,587) — 99.8%
Other assets in excess of liabilities — 0.2%		624,018
NET ASSETS — 100.0%		$266,396,503

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Affiliated investment.
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	135	March 2026	$(75,121)	USD	$15,605,156	Citigroup Global Markets, Inc.
30 Year U.S. Ultra Treasury Bond	157	March 2026	(372,454)	USD	18,526,000	Citigroup Global Markets, Inc.
Total			$(447,575)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	28	March 2026	$6,942	USD	$3,148,250	Citigroup Global Markets, Inc.
5 Year U.S. Treasury Note	58	March 2026	(19,143)	USD	6,339,672	Citigroup Global Markets, Inc.
Total			$(12,201)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar